Derivative instruments and hedging activities - Written Credit Derivatives and Purchased Credit Protection (Detail) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2013		Mar. 31, 2013
Single-name credit default swaps [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	¥ 96	[1]	¥ 210	[1]
Maximum potential payout / Notional	24,854		24,659
Notional Purchased credit protection	22,441		22,431
Credit default indices [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	(62)	[1]	(16)	[1]
Maximum potential payout / Notional	11,306		12,722
Notional Purchased credit protection	10,033		11,592
Other credit risk related portfolio products [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	103	[1]	230	[1]
Maximum potential payout / Notional	1,802		2,586
Notional Purchased credit protection	1,232		1,710
Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	1	[1]	0	[1]
Maximum potential payout / Notional	599		51
Notional Purchased credit protection	502		42
Total [Member]
Credit derivatives [Line items]
Carrying value (Asset) / Liability	138	[1]	424	[1]
Maximum potential payout / Notional	38,561		40,018
Notional Purchased credit protection	34,208		35,775
Less than 1 year [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4,553		4,575
Less than 1 year [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	856		1,482
Less than 1 year [Member] | Other credit risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	311		666
Less than 1 year [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional
Less than 1 year [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	5,720		6,723
1 to 3 years [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	8,906		7,961
1 to 3 years [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	4,420		3,555
1 to 3 years [Member] | Other credit risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	1,000		1,112
1 to 3 years [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional
1 to 3 years [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	14,326		12,628
3 to 5 years [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	8,975		9,877
3 to 5 years [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	5,422		6,815
3 to 5 years [Member] | Other credit risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	240		215
3 to 5 years [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	302		27
3 to 5 years [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	14,939		16,934
More than 5 years [Member] | Single-name credit default swaps [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	2,420		2,246
More than 5 years [Member] | Credit default indices [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	608		870
More than 5 years [Member] | Other credit risk related portfolio products [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	251		593
More than 5 years [Member] | Credit risk related options and swaptions [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	297		24
More than 5 years [Member] | Total [Member]
Credit derivatives [Line items]
Maximum potential payout / Notional	¥ 3,576		¥ 3,733

[1]	Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting.